Noninterest Income - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Other Revenues [Line Items]
Trust fees		¥ 51,000
Fees related to trust business		74,000
Trading account gains (losses)-net	[1]	328,841	¥ 236,982	¥ (42,481)
Other noninterest income	[1]	72,135	¥ 80,453	¥ 149,404
Revenue from contracts with customers ("ASC 606")
Other Revenues [Line Items]
Trading account gains (losses)-net		68,000
Other noninterest income		¥ 26,000

[1]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.